Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Restated balance at beginning of period (Previously stated [member]) at Oct. 31, 2022	$ 108,175		$ 7,323	$ 17,318	$ (5)	$ (334)	$ 78,037	$ 5,725	$ 108,064	$ 111	$ (2,357)	$ 5,688	$ 2,394
Restated balance at beginning of period (Transition adjustments [member]) at Oct. 31, 2022	(2,359)						(2,359)		(2,359)
Restated balance at beginning of period (Currently Restated [Member]) at Oct. 31, 2022	105,816		7,323	17,318	(5)	(334)	75,678	5,725	105,705	111	(2,357)	5,688	2,394
Changes in equity
Issues of share capital and other equity instruments	1,353			1,352			1		1,353
Sales of treasury shares and other equity instruments	3,421				461	2,960			3,421
Purchases of treasury shares and other equity instruments	(3,233)				(449)	(2,784)			(3,233)
Share-based compensation awards	4	$ 61					4		4
Dividends on common shares	(5,550)						(5,550)		(5,550)
Dividends on preferred shares and distributions on other equity instruments	(187)						(169)		(169)	(18)
Other	27						27		27
Net income	10,673						10,668		10,668	5
Total other comprehensive income (loss), net of taxes	(2,316)						(1,069)	(1,244)	(2,313)	(3)	390	(1,132)	(502)
Restated balance at end of period at Jul. 31, 2023	110,008		7,323	18,670	7	(158)	79,590	4,481	109,913	95	(1,967)	4,556	1,892
Restated balance at beginning of period at Apr. 30, 2023	108,945		7,323	17,984	(4)	(127)	77,917	5,754	108,847	98	(1,858)	5,723	1,889
Changes in equity
Issues of share capital and other equity instruments	686			686					686
Sales of treasury shares and other equity instruments	955				72	883			955
Purchases of treasury shares and other equity instruments	(975)				(61)	(914)			(975)
Share-based compensation awards		16
Dividends on common shares	(1,885)						(1,885)		(1,885)
Dividends on preferred shares and distributions on other equity instruments	(60)						(58)		(58)	(2)
Other	(1)						(1)		(1)
Net income	3,860						3,858		3,858	2
Total other comprehensive income (loss), net of taxes	(1,517)						(241)	(1,273)	(1,514)	(3)	(109)	(1,167)	3
Restated balance at end of period at Jul. 31, 2023	110,008		7,323	18,670	7	(158)	79,590	4,481	109,913	95	(1,967)	4,556	1,892
Restated balance at beginning of period (Previously stated [member]) at Oct. 31, 2023	115,147		7,323	19,398	(9)	(231)	81,715	6,852	115,048	99	(2,516)	6,612	2,756
Restated balance at beginning of period (Transition adjustments [member]) at Oct. 31, 2023							(656)	656			656
Restated balance at beginning of period (Currently Restated [Member]) at Oct. 31, 2023	115,147		7,323	19,398	(9)	(231)	81,059	7,508	115,048	99	(1,860)	6,612	2,756
Restated balance at beginning of period at Oct. 31, 2023	115,147
Changes in equity
Issues of share capital and other equity instruments	4,288		2,720	1,586			(18)		4,288
Common shares purchased for cancellation	(73)	(7)		(7)			(66)		(73)
Redemption of preferred shares and other equity instruments	(521)		(523)				2		(521)
Sales of treasury shares and other equity instruments	5,015				1,067	3,948			5,015
Purchases of treasury shares and other equity instruments	(4,994)				(1,086)	(3,908)			(4,994)
Share-based compensation awards	6	126					6		6
Dividends on common shares	(5,906)						(5,906)		(5,906)
Dividends on preferred shares and distributions on other equity instruments	(236)						(231)		(231)	(5)
Other	10						10		10
Net income	12,018						12,011		12,011	7
Total other comprehensive income (loss), net of taxes	(262)						(802)	540	(262)		999	71	(530)
Restated balance at end of period at Jul. 31, 2024	124,492		9,520	20,977	(28)	(191)	86,065	8,048	124,391	101	(861)	6,683	2,226
Restated balance at beginning of period at Apr. 30, 2024	121,604		9,420	20,918	19	(71)	83,774	7,444	121,504	100	(1,082)	6,388	2,138
Changes in equity
Issues of share capital and other equity instruments	662		600	66			(4)		662
Common shares purchased for cancellation	(73)	(7)		(7)			(66)		(73)
Redemption of preferred shares and other equity instruments	(500)		(500)						(500)
Sales of treasury shares and other equity instruments	2,159				550	1,609			2,159
Purchases of treasury shares and other equity instruments	(2,326)				(597)	(1,729)			(2,326)
Share-based compensation awards	(2)	$ 66					(2)		(2)
Dividends on common shares	(2,009)						(2,009)		(2,009)
Dividends on preferred shares and distributions on other equity instruments	(108)						(106)		(106)	(2)
Other	3						3		3
Net income	4,486						4,483		4,483	3
Total other comprehensive income (loss), net of taxes	596						(8)	604	596		221	295	88
Restated balance at end of period at Jul. 31, 2024	$ 124,492		$ 9,520	$ 20,977	$ (28)	$ (191)	$ 86,065	$ 8,048	$ 124,391	$ 101	$ (861)	$ 6,683	$ 2,226